Trade accounts receivable (Details) - Schedule of expected credit loss - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Schedule of expected credit loss [Abstract]
Balance	$ (13,640)	$ (9,340)
Expected credit loss	(46,260)	(22,515)
Specific credit loss	(11,367)
Amounts written off	62,184	18,215
Balance	$ (9,083)	$ (13,640)